Transactions With Former Parent — Cyxtera (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended		15 Months Ended
	Feb. 08, 2021	Mar. 30, 2019	May 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Aggregate amount			$ 1,000
Payment of management fee					$ 1,000			$ 3,700
Short-term lease cost					400			1,100
Lease costs					29			100		$ 600
Services fees							$ 100	300			$ 100
Settlement payment	$ 1,000
Trade balances and other amounts	2,600
Settlement of capital contribution	1,600
Initial aggregate principal amount		$ 147,700					25,000
Aggregated of outstanding principal and interest	133,600
Interest expense							500	3,000
Repaid amount	20,600
Related equity-based compensation costs										1,300
Short-term lease costs				$ 29		$ 382	$ 50	$ 1,147	$ 1,611	71
Cyxtera [Member]
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Repaid amount	20,600
Intercompany Master Services Agreement [Member]
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Services fees									100	100
Transition Services Agreement [Member]
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Services fees									4,200
Short-term lease costs									1,500
Variable lease costs [Member]
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Short-term lease costs									100
Promissory Notes [Member]
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Initial aggregate principal amount		95,200
Aggregate of additional amounts		$ 52,500
Accrued Interest		3.00%
Advance received									19,400
Aggregated of outstanding principal and interest	133,600								153,800	$ 130,300
Interest expense					$ 1,000
Partial repayment	99,000
Extinguishment capital contribution	34,600
Promissory Notes [Member] | Cyxtera [Member]
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Aggregated of outstanding principal and interest	$ 20,600
Promissory Notes [Member] | Intercompany Master Services Agreement [Member]
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Initial aggregate principal amount		$ 95,200
Cyxtera Management Inc [Member] | Transition Services Agreement [Member]
Transactions With Former Parent — Cyxtera (Details) [Line Items]
Services fees									$ 300